(Vanguard U.S. Value Fund Participant) (Vanguard U.S. Value Fund, Vanguard U.S. Value Fund - Investor Shares)	12 Months Ended
Sep. 30, 2011
Vanguard U.S. Value Fund | Vanguard U.S. Value Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.02%